Cover	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Zoomcar Holdings, Inc. (the “Company”) with the Securities and Exchange Commission on January 23, 2026 (the “Original Report”) solely to (i) update the disclosure under Item 7.01 (Regulation FD Disclosure) in the Original Report regarding the Company’s bridge financing private placement to reflect the addition of an overallotment option and an updated offering termination date and (ii) furnish an updated investor presentation used in connection with the Bridge Financing, which supersedes the investor presentation previously furnished with the Original Report. Except as expressly set forth herein, no other changes have been made to the Original Report.
Document Period End Date	Feb. 12, 2026
Entity File Number	001-40964
Entity Registrant Name	ZOOMCAR HOLDINGS, INC.
Entity Central Index Key	0001854275
Entity Tax Identification Number	99-0431609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Anjaneya Techno Park
Entity Address, Address Line Two	No.147
Entity Address, Address Line Three	1st Floor
Entity Address, City or Town	Bangalore
Entity Address, Country	IN
Entity Address, Postal Zip Code	560008
Local Phone Number	+918048821871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false